Document and Entity Information	May 08, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001827899
Document Type	8-K
Document Period End Date	May 08, 2023
Entity Registrant Name	CROWN PROPTECH ACQUISITIONS
Entity Incorporation State Country Code	E9
Entity File Number	001-40017
Entity Address, Address Line One	28 West 25th Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	563-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CPTK
Security Exchange Name	NYSE
Unit Each Consisting Of One Class Common Stock And One Third Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CPTK.U
Security Exchange Name	NYSE